POST-EMPLOYMENT BENEFIT - Estimated Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Vacation allowance	R$ 160,119	R$ 282,101
Payroll	216,529	259,754
Vacation charges	70,029	80,393
13th‑salary charges provision	2,472	7,408
Profit or income sharing	556,928	230,500
13th‑salary charges	52	0
Social security contribution	28,847	48,052
Others	25,880	50,572
Total current	R$ 1,060,856	R$ 958,780